Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31, 2018	December 31, 2017
Equity securities	19	20
Long-term State receivables	391	417
Deposits and other non-current assets	42	38

Total	452	475